Income Taxes - Schedule of Tax Impact on Deferred Tax Asset and Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)
Current deferred tax asset:
Tax losses	¥ 18,484	$ 2,853	¥ 21,230
Valuation allowances	(18,484)	(2,853)	(21,230)	$ (3,277)	¥ (20,502)
Current deferred tax asset, net	¥ 0	$ 0	¥ 0